SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO and Chief Executive Buyout	12 Months Ended
	Dec. 31, 2022 share	Dec. 31, 2021 share
Chief Financial Officer buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding at 1 January (in shares)	686,085	1,810,712
Exercised (in shares)	(686,085)	(1,124,627)
Outstanding at 31 December (in shares)	0	686,085
Group Chief Executive buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding at 1 January (in shares)	7,444,787	0
Granted (in shares)	0	8,301,708
Exercised (in shares)	(859,340)	(856,921)
Outstanding at 31 December (in shares)	6,585,447	7,444,787